T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

August 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 24.2%
Auto Backed 11.2%
Ally Auto Receivables Trust, Series 2023-A, Class B, 6.01%, 1/17/34 (1)	178	179
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class A2, 5.681%, 5/17/32 (1)	528	534
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.827%, 5/17/32 (1)	226	229
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.06%, 8/18/26	132	130
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%, 7/15/32 (1)	193	194
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32 (1)	500	502
ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.54%, 4/15/33 (1)	395	399
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class A, FRN, SOFR30A + 1.10%, 6.449%, 12/26/31 (1)	209	209
CarMax Auto Owner Trust, Series 2020-2, Class B, 1.03%, 12/15/26	171	166
CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 6/15/26	327	322
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	650	634
CarMax Auto Owner Trust, Series 2023-3, Class A2B, FRN, SOFR30A + 0.60%, 5.954%, 11/16/26	293	293
Carvana Auto Receivables Trust, Series 2021-N4, Class B, 1.24%, 9/11/28	7	7
Carvana Auto Receivables Trust, Series 2022-N1, Class A1, 2.31%, 12/11/28 (1)	8	8
Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.36%, 4/12/27 (1)	32	32
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41%, 9/10/27 (1)	110	111
Carvana Auto Receivables Trust, Series 2023-P3, Class A2, 6.09%, 11/10/26 (1)	189	190
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60%, 3/10/28 (1)	280	282
Carvana Auto Receivables Trust, Series 2024-N2, Class A3, 5.71%, 7/10/28 (1)	135	136
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	165	168
Carvana Auto Receivables Trust, Series 2024-P2, Class A2, 5.63%, 11/10/27	400	402
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33%, 7/10/29	265	270
Chase Auto Credit-Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	393	386
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31%, 1/16/29	310	313
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	305	300
Enterprise Fleet Financing, Series 2022-3, Class A2, 4.38%, 7/20/29 (1)	336	334
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	318	320
Enterprise Fleet Financing, Series 2023-3, Class A2, 6.40%, 3/20/30 (1)	261	266
Enterprise Fleet Financing, Series 2024-1, Class A2, 5.23%, 3/20/30 (1)	505	508
Enterprise Fleet Financing, Series 2024-2, Class A2, 5.74%, 12/20/26 (1)	375	378
Enterprise Fleet Financing, Series 2024-3, Class A2, 5.31%, 4/20/27 (1)	165	166
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86%, 12/15/26	32	31
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57%, 1/15/27	43	43
Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	112	112
Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.72%, 4/15/27	204	204
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11%, 9/15/27	165	165
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	275	277
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61%, 4/17/28	300	302
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29%, 8/15/30	355	357
Ford Credit Auto Lease Trust, Series 2023-A, Class B, 5.29%, 6/15/26	120	120
Ford Credit Auto Lease Trust, Series 2023-B, Class B, 6.20%, 2/15/27	180	183
Ford Credit Auto Owner Trust, Series 2018-1, Class C, 3.49%, 7/15/31 (1)	400	397
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31 (1)	635	626

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31 (1)	450	444
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B, 5.31%, 5/15/28 (1)	100	101
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62%, 5/15/28 (1)	100	102
Ford Credit Floorplan Master Owner Trust, Series 2024-1, Class B, 5.48%, 4/15/29 (1)	115	117
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27	80	81
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02%, 3/15/27 (1)	260	261
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class B, 5.35%, 5/15/28 (1)	165	167
JPMorgan Chase, Series 2021-2, Class B, 0.889%, 12/26/28 (1)	9	9
JPMorgan Chase, Series 2021-2, Class C, 0.969%, 12/26/28 (1)	22	22
JPMorgan Chase Bank, Series 2021-3, Class D, 1.009%, 2/26/29 (1)	75	73
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29 (1)	105	106
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 8/25/28 (1)	875	885
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	39	39
Octane Receivables Trust, Series 2023-1A, Class B, 5.96%, 7/20/29 (1)	200	202
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (1)	690	697
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/29 (1)	265	272
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (1)	321	321
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class B, 5.64%, 12/15/33 (1)	250	253
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43%, 3/15/27	237	236
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72%, 6/15/27	150	149
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98%, 2/15/28	85	85
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61%, 10/15/27	635	636
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73%, 4/17/28	190	191
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23%, 12/15/28	785	791
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78%, 7/16/29	1,000	1,025
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 1/22/29 (1)	220	222
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56%, 11/22/27 (1)	230	233
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55%, 12/20/28 (1)	225	230
SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/28 (1)	255	257
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A2B, FRN, SOFR30A + 0.80%, 6.153%, 3/22/27 (1)	28	28
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	333	337
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 6/21/27	315	319
Wheels Fleet Lease Funding 1, Series 2024-1A, Class A1, 5.49%, 2/18/39 (1)	420	424
World Omni Auto Receivables Trust, Series 2021-A, Class B, 0.64%, 12/15/26	25	24
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/27	1,000	962
		21,486
Collateralized Debt Obligations 6.9%
Allegro CLO IX, Series 2018-3A, Class A1R, FRN, 3M TSFR + 1.23%, 6.516%, 10/16/31 (1)	1,277	1,278
Apidos CLO XVIII, Series 2018-18A, Class AR, FRN, 3M TSFR + 1.15%, 6.432%, 10/22/30 (1)	575	576
Apidos CLO XXV, Series 2016-25A, Class A1R2, FRN, 3M TSFR + 1.15%, 6.432%, 10/20/31 (1)	463	463

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Atrium XIII, Series 13A, Class AR, FRN, 3M TSFR + 1.15%, 6.433%, 11/21/30 (1)	666	666
BlueMountain CLO, Series 2015-3A, Class A1R, FRN, 3M TSFR + 1.26%, 6.544%, 4/20/31 (1)	172	172
BlueMountain CLO, Series 2016-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 6.318%, 11/15/30 (1)	498	498
Crown Point CLO 7, Series 2018-7A, Class AR, FRN, 3M TSFR + 1.23%, 6.512%, 10/20/31 (1)	744	745
Madison Park Funding XXIX, Series 2018-29A, Class AR, FRN, 3M TSFR + 1.18%, 6.459%, 10/18/30 (1)	606	606
Madison Park Funding XXXV, Series 2019-35A, Class A1R, FRN, 3M TSFR + 1.25%, 6.534%, 4/20/32 (1)	997	998
Marathon Static CLO, Series 2022-18A, Class A1R2, FRN, 3M TSFR + 1.15%, 6.432%, 7/20/30 (1)	340	339
Marble Point CLO XII, Series 2018-1A, Class A, FRN, 3M TSFR + 1.27%, 6.558%, 7/16/31 (1)	165	165
Marble Point CLO XII, Series 2018-2A, Class A12R, FRN, 3M TSFR + 1.20%, 6.482%, 1/20/32 (1)	1,376	1,377
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 6.363%, 11/13/31 (1)	322	322
Octagon Investment Partners 39, Series 2018-3A, Class AR, FRN, 3M TSFR + 1.15%, 6.432%, 10/20/30 (1)	486	486
OZLM Funding II, Series 2012-2A, Class A1A2, FRN, 3M TSFR + 1.20%, 6.455%, 7/30/31 (1)	157	157
OZLM XXI, Series 2017-21A, Class A1R, FRN, 3M TSFR + 1.15%, 6.432%, 1/20/31 (1)	204	204
Romark CLO II, Series 2018-2A, Class A1R, FRN, 3M TSFR + 1.14%, 6.425%, 7/25/31 (1)	660	661
Symphony CLO XVI, Series 2015-16A, Class ARR, FRN, 3M TSFR + 1.20%, 6.501%, 10/15/31 (1)	676	676
Symphony Static, Series 2021-1A, Class A, FRN, 3M TSFR + 1.09%, 6.376%, 10/25/29 (1)	113	113
THL Credit Wind River CLO, Series 2015-1A, Class A1R3, FRN, 3M TSFR + 1.20%, 6.482%, 10/20/30 (1)	433	433
THL Credit Wind River CLO, Series 2018-2A, Class A1R, FRN, 3M TSFR + 1.20%, 6.501%, 7/15/30 (1)	670	670
TIAA CLO I, Series 2016-1A, Class ARR, FRN, 3M TSFR + 1.25%, 6.532%, 7/20/31 (1)	602	603
Trinitas CLO IX, Series 2018-9A, Class ARRR, FRN, 3M TSFR + 1.20%, 6.464%, 1/20/32 (1)	575	576
Voya CLO, Series 2018-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 6.501%, 10/15/31 (1)	503	504
		13,288
Equipment Lease Heavy Duty 1.3%
Amur Equipment Finance Receivables IX, Series 2024-2A, Class A2, 5.19%, 7/21/31 (1)	465	469
Auxilior Term Funding, Series 2023-1A, Class A2, 6.18%, 12/15/28 (1)	189	190
Auxilior Term Funding, Series 2024-1A, Class A2, 5.84%, 3/15/27 (1)	115	116
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30 (1)	230	232
Kubota Credit Owner Trust, Series 2024-2A, Class A2, 5.45%, 4/15/27 (1)	100	101
Kubota Credit Owner Trust, Series 2024-2A, Class A3, 5.26%, 11/15/28 (1)	210	214
MMAF Equipment Finance, Series 2020-BA, Class A5, 0.85%, 4/14/42 (1)	800	770
MMAF Equipment Finance, Series 2023-A, Class A2, 5.79%, 11/13/26 (1)	213	214
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	100	101

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SCF Equipment Leasing, Series 2021-1A, Class B, 1.37%, 8/20/29 (1)	73	72
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	100	102
		2,581
Other Asset-Backed Securities 4.6%
Amur Equipment Finance Receivables IX, Series 2021-1A, Class C, 1.75%, 6/21/27 (1)	805	797
Amur Equipment Finance Receivables IX, Series 2021-1A, Class D, 2.30%, 11/22/27 (1)	375	371
BRE Grand Islander Timeshare Issuer, Series 2019-A, Class A, 3.28%, 9/26/33 (1)	92	90
Dell Equipment Finance Trust, Series 2023-2, Class A3, 5.65%, 1/22/29 (1)	100	101
DLLAA, Series 2021-1A, Class A3, 0.67%, 4/17/26 (1)	45	45
DLLAA, Series 2023-1A, Class A2, 5.93%, 7/20/26 (1)	341	342
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	325	331
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (1)	113	113
Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, 2/25/32 (1)	165	163
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29 (1)	231	230
HPEFS Equipment Trust, Series 2022-1A, Class B, 1.79%, 5/21/29 (1)	340	339
HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29 (1)	307	304
HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29 (1)	400	392
HPEFS Equipment Trust, Series 2022-2A, Class C, 4.43%, 9/20/29 (1)	280	278
HPEFS Equipment Trust, Series 2022-2A, Class D, 4.94%, 3/20/30 (1)	400	399
HPEFS Equipment Trust, Series 2023-2A, Class B, 6.25%, 1/21/31 (1)	110	112
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	100	102
HPEFS Equipment Trust, Series 2024-2A, Class A2, 5.50%, 10/20/31 (1)	400	402
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	130	132
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 1/18/28 (1)	525	531
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 7/15/30 (1)	254	254
M&T Equipment Notes, Series 2023-1A, Class A3, 5.74%, 7/15/30 (1)	580	586
MVW, Series 2020-1A, Class A, 1.74%, 10/20/37 (1)	63	60
MVW, Series 2021-1WA, Class A, 1.14%, 1/22/41 (1)	31	30
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (1)	52	47
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, FRN, 1M TSFR + 0.80%, 6.14%, 4/20/62 (1)	50	49
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (1)	26	25
Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28 (1)	19	19
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	28	28
Octane Receivables Trust, Series 2023-2A, Class A2, 5.88%, 6/20/31 (1)	95	95
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/31 (1)	16	16
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/32 (1)	72	72
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class B, 6.493%, 6/15/33 (1)	196	197
Santander Retail Auto Lease Trust, Series 2020-A, Class B, 1.61%, 1/20/26 (1)	180	179
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 5/21/29 (1)	255	257
Sierra Timeshare Receivables Funding, Series 2019-3A, Class A, 2.34%, 8/20/36 (1)	28	28
Sierra Timeshare Receivables Funding, Series 2020-2A, Class A, 1.33%, 7/20/37 (1)	271	264

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Sierra Timeshare Receivables Funding, Series 2021-1A, Class C, 1.79%, 11/20/37 (1)	618	594
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	502	510
		8,884
Student Loans 0.2%
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.42%, 1/15/43 (1)	47	46
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/69 (1)	50	46
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (1)	58	53
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (1)	70	65
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, 4/15/70 (1)	66	59
SMB Private Education Loan Trust, Series 2016-B, Class A2B, FRN, 1M TSFR + 1.56%, 6.901%, 2/17/32 (1)	12	12
		281
Total Asset-Backed Securities (Cost $46,198)		46,520
CORPORATE BONDS 54.7%
Advertising 0.3%
WPP Finance, 3.75%, 9/19/24	600	599
		599
Aerospace & Defense 0.4%
Boeing, 4.875%, 5/1/25	700	696
		696
Automotive 4.6%
BMW US Capital, 4.60%, 8/13/27 (1)	335	336
BMW US Capital, 4.65%, 8/13/26 (1)	900	903
Daimler Truck Finance North America, 5.125%, 9/25/27 (1)	200	203
Daimler Truck Finance North America, 5.15%, 1/16/26 (1)	300	302
Ford Motor Credit, 3.664%, 9/8/24	300	300
Ford Motor Credit, 4.134%, 8/4/25	250	247
Ford Motor Credit, 4.389%, 1/8/26	475	470
Hyundai Capital America, 1.30%, 1/8/26 (1)	250	238
Hyundai Capital America, 1.65%, 9/17/26 (1)	605	569
Hyundai Capital America, 5.45%, 6/24/26 (1)	800	809
Hyundai Capital America, 5.50%, 3/30/26 (1)	85	86
LeasePlan, 2.875%, 10/24/24 (1)	600	597
Nissan Motor, 3.522%, 9/17/25 (1)	295	289
Nissan Motor Acceptance, 1.125%, 9/16/24 (1)	416	415
TML Holdings Pte, 4.35%, 6/9/26	800	789
Volkswagen Group of America Finance, 4.625%, 11/13/25 (1)	230	229
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1)	275	276
Volkswagen Group of America Finance, 4.90%, 8/14/26 (1)	900	902

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1)	895	918
		8,878
Banking 14.5%
ABN AMRO Bank, 4.75%, 7/28/25 (1)	1,100	1,093
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(2)	200	206
American Express, VR, 5.098%, 2/16/28 (2)	240	243
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (2)	800	806
Banco Santander, 5.147%, 8/18/25	400	400
Banco Santander, VR, 5.552%, 3/14/28 (2)	200	202
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (1)	575	574
Bank of America, VR, 5.08%, 1/20/27 (2)	200	200
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(2)	400	404
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1)	400	401
Banque Federative du Credit Mutuel, 5.088%, 1/23/27 (1)	215	218
Banque Federative du Credit Mutuel, 5.896%, 7/13/26 (1)	400	409
Barclays, 4.375%, 1/12/26	200	199
Barclays, 5.20%, 5/12/26	400	401
Barclays, VR, 5.304%, 8/9/26 (2)	400	400
Barclays, VR, 5.674%, 3/12/28 (2)	200	204
BPCE SA, 2.375%, 1/14/25 (1)	500	494
BPCE SA, 4.50%, 3/15/25 (1)	700	695
CaixaBank SA, VR, 6.684%, 9/13/27 (1)(2)	550	569
Capital One Financial, VR, 2.636%, 3/3/26 (2)	300	296
Capital One Financial, 3.75%, 7/28/26	550	539
Capital One Financial, VR, 4.985%, 7/24/26 (2)	300	299
Citigroup, 4.40%, 6/10/25	400	398
Citigroup, FRN, SOFR + 0.69%, 6.045%, 1/25/26	500	501
Commonwealth Bank of Australia, 4.50%, 12/9/25 (1)	700	696
Cooperatieve Rabobank, 3.75%, 7/21/26	250	245
Cooperatieve Rabobank, 4.375%, 8/4/25	250	248
Danske Bank, VR, 1.621%, 9/11/26 (1)(2)	310	299
Danske Bank, VR, 5.427%, 3/1/28 (1)(2)	275	279
Danske Bank, VR, 6.259%, 9/22/26 (1)(2)	235	238
Deutsche Bank, 4.50%, 4/1/25	1,160	1,151
Discover Bank, 2.45%, 9/12/24	650	649
Discover Financial Services, 4.10%, 2/9/27	425	417
Emirates NBD Bank PJSC, 2.625%, 2/18/25	400	394
Fifth Third Bank, 3.85%, 3/15/26	1,500	1,471
HDFC Bank, 5.686%, 3/2/26	585	592
HSBC Holdings, VR, 4.292%, 9/12/26 (2)	575	571
HSBC Holdings, 4.375%, 11/23/26	400	395
HSBC Holdings, VR, 5.597%, 5/17/28 (2)	400	409
Huntington National Bank, VR, 5.699%, 11/18/25 (2)	335	335
ING Groep, VR, 3.869%, 3/28/26 (2)	800	794
Intesa Sanpaolo, 7.00%, 11/21/25 (1)	550	561

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
JPMorgan Chase, VR, 4.979%, 7/22/28 (2)	850	861
Lloyds Banking Group, VR, 2.438%, 2/5/26 (2)	635	627
Lloyds Banking Group, 4.50%, 11/4/24	400	399
PNC Financial Services Group, VR, 5.30%, 1/21/28 (2)	160	163
PNC Financial Services Group, VR, 5.812%, 6/12/26 (2)	240	241
PNC Financial Services Group, VR, 6.615%, 10/20/27 (2)	550	571
Royal BK Scotland Group, 4.80%, 4/5/26	240	240
Santander Holdings USA, 3.244%, 10/5/26	250	241
Societe Generale, 4.25%, 4/14/25 (1)	500	495
Societe Generale, 4.25%, 8/19/26 (1)	660	644
Societe Generale, VR, 5.519%, 1/19/28 (1)(2)	225	226
Standard Chartered, VR, 3.971%, 3/30/26 (1)(2)	200	198
Standard Chartered, VR, 5.688%, 5/14/28 (1)(2)	200	204
Standard Chartered, VR, 6.17%, 1/9/27 (1)(2)	200	203
Standard Chartered, VR, 6.187%, 7/6/27 (1)(2)	400	409
UBS AG, 5.00%, 7/9/27	250	253
UBS Group, VR, 2.593%, 9/11/25 (1)(2)	500	498
UBS Group, VR, 6.327%, 12/22/27 (1)(2)	300	309
UniCredit, VR, 2.569%, 9/22/26 (1)(2)	850	827
Wells Fargo, VR, 5.707%, 4/22/28 (2)	430	440
		27,944
Building Products 0.1%
Owens Corning, 5.50%, 6/15/27	200	205
		205
Cable Operators 1.0%
Charter Communications Operating, 4.908%, 7/23/25	1,059	1,056
Charter Communications Operating, 6.15%, 11/10/26	350	358
Cox Communications, 3.35%, 9/15/26 (1)	350	340
Discovery Communications, 3.95%, 6/15/25	182	180
		1,934
Chemicals 1.4%
Celanese US Holdings, 1.40%, 8/5/26	202	189
International Flavors & Fragrances, 1.23%, 10/1/25 (1)	1,000	960
LG Chem, 4.375%, 7/14/25	280	279
MEGlobal Canada ULC, 5.00%, 5/18/25	700	696
OCI, 4.625%, 10/15/25 (1)	600	594
		2,718
Consumer Products 0.4%
LG Electronics, 5.625%, 4/24/27 (1)	530	540
Mattel, 3.375%, 4/1/26 (1)	285	277
		817
Drugs 1.2%
BNP Paribas SA, 4.25%, 10/15/24	500	499

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
BNP Paribas SA, 4.375%, 9/28/25 (1)	350	346
Viatris, 1.65%, 6/22/25	515	499
Zoetis, 3.00%, 9/12/27	1,000	958
		2,302
E-Commerce 0.2%
Meituan Zero Coupon, 4/27/27	300	290
		290
Electric Utilities 0.3%
GS Caltex, 1.625%, 7/27/25	650	632
		632
Energy 4.7%
6297782 LLC, 4.911%, 9/1/27 (1)	365	365
Abu Dhabi National Energy, 4.375%, 6/22/26	660	658
APA Infrastructure, 4.20%, 3/23/25 (1)	1,050	1,043
Boardwalk Pipelines, 4.95%, 12/15/24	700	699
Crestwood Mid Partner, 5.75%, 4/1/25	700	700
DCP Midstream Operating, 5.375%, 7/15/25	452	452
EQT, 3.125%, 5/15/26 (1)	534	518
MPLX, 4.125%, 3/1/27	1,000	989
MPLX, 4.875%, 6/1/25	200	200
Occidental Petroleum, 3.20%, 8/15/26	140	135
Occidental Petroleum, 5.50%, 12/1/25	1,000	1,006
Occidental Petroleum, 8.50%, 7/15/27	125	136
Reliance Industries, 4.125%, 1/28/25	250	249
SA Global Sukuk, 1.602%, 6/17/26	300	284
Sabine Pass Liquefaction, 5.875%, 6/30/26	69	70
Schlumberger Holdings, 5.00%, 5/29/27 (1)	500	507
TER Finance Jersey Zero Coupon, 1/2/25 (1)(3)	200	196
Western Midstream Operating, 3.10%, 2/1/25	322	319
Western Midstream Operating, 3.95%, 6/1/25	500	495
		9,021
Exploration & Production 0.1%
Lundin Energy, 2.00%, 7/15/26 (1)	300	285
		285
Financial 4.3%
Aldar Sukuk, 4.75%, 9/29/25	570	569
Ally Financial, 4.625%, 3/30/25	200	199
Ally Financial, 5.125%, 9/30/24	200	200
Ally Financial, 5.80%, 5/1/25	900	902
Bank Mandiri Persero, 5.50%, 4/4/26	620	626
CNO Financial Group, 5.25%, 5/30/25	577	576
Ford Motor Credit, 6.95%, 6/10/26	375	386
General Motors Financial, 4.00%, 1/15/25	100	100

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
General Motors Financial, 4.35%, 1/17/27	950	941
General Motors Financial, 6.05%, 10/10/25	585	591
Hikma Finance USA, 3.25%, 7/9/25	600	588
Hongkong Land Finance Cayman Islands, 4.50%, 10/7/25	360	359
LPL Holdings, 5.70%, 5/20/27	315	320
QNB Finance, 1.375%, 1/26/26	520	494
QNB Finance, 2.625%, 5/12/25	250	245
Western Union, 1.35%, 3/15/26	734	696
Western Union, 2.85%, 1/10/25	510	505
		8,297
Food/Tobacco 0.4%
Reynolds American, 4.45%, 6/12/25	750	747
		747
Health Care 2.5%
Centene, 4.25%, 12/15/27	1,000	977
HCA, 5.25%, 6/15/26	590	591
HCA, 5.375%, 2/1/25	295	295
Highmark, 1.45%, 5/10/26 (1)	701	657
Humana, 3.95%, 3/15/27	900	887
Icon Investments Six DAC, 5.809%, 5/8/27	666	683
Solventum, 5.45%, 2/25/27 (1)	335	339
Utah Acquisition Sub, 3.95%, 6/15/26	420	414
		4,843
Information Technology 0.6%
Amphenol, 5.05%, 4/5/27	380	387
Intel, 2.60%, 5/19/26	349	335
Intel, 3.75%, 8/5/27	500	485
		1,207
Insurance 2.9%
Athene Global Funding, 5.684%, 2/23/26 (1)	555	560
Athene Global Funding, FRN, SOFRINDX + 0.72%, 6.074%, 1/7/25 (1)	200	200
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1)	375	354
CNO Global Funding, 1.65%, 1/6/25 (1)	400	394
Corebridge Financial, 3.50%, 4/4/25	1,200	1,188
Corebridge Global Funding, 4.65%, 8/20/27 (1)	125	125
First American Financial, 4.60%, 11/15/24	650	648
Jackson National Life Global Funding, 5.55%, 7/2/27 (1)	545	557
Principal Life Global Funding II, 4.60%, 8/19/27 (1)	240	241
Principal Life Global Funding II, 5.00%, 1/16/27 (1)	55	56
RGA Global Funding, 2.00%, 11/30/26 (1)(4)	400	377
Voya Financial, 3.65%, 6/15/26	900	884
		5,584

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Manufacturing 1.9%
FMC, 3.20%, 10/1/26	1,569	1,519
Fortive, 3.15%, 6/15/26	450	438
POSCO, 4.375%, 8/4/25	400	397
VF, 2.40%, 4/23/25	906	886
VF, 2.80%, 4/23/27	450	420
		3,660
Metals & Mining 0.5%
ArcelorMittal, 4.55%, 3/11/26	627	623
Freeport-McMoRan, 5.00%, 9/1/27	44	44
Freeport-McMoRan, 5.25%, 9/1/29	226	229
		896
Other Telecommunications 0.4%
Axiata SPV2, 4.357%, 3/24/26	680	677
		677
Pharmaceuticals 0.4%
Bayer US Finance II, 4.25%, 12/15/25 (1)	840	830
		830
Real Estate Investment Trust Securities 3.2%
Brixmor Operating Partnership, 3.85%, 2/1/25	800	794
Brixmor Operating Partnership, 4.125%, 6/15/26	100	99
CubeSmart, 4.00%, 11/15/25	925	914
Essex Portfolio, 3.375%, 4/15/26	950	928
GAIF Bond Issuer, 3.40%, 9/30/26 (1)	975	946
Healthcare Realty Holdings, 3.50%, 8/1/26	295	288
Kilroy Realty, 3.45%, 12/15/24	347	345
Kilroy Realty, 4.375%, 10/1/25	931	922
Scentre Group Trust, 3.50%, 2/12/25 (1)	900	893
		6,129
Retail 1.4%
Advance Auto Parts, 5.90%, 3/9/26	100	101
CVS Health, 1.30%, 8/21/27	400	364
CVS Health, 4.30%, 3/25/28	400	394
Dollar General, 4.15%, 11/1/25	675	667
Ross Stores, 0.875%, 4/15/26	500	471
Walgreens Boots Alliance, 3.80%, 11/18/24	750	746
		2,743
Services 0.2%
CDW / CDW Finance, 4.125%, 5/1/25	300	296
		296
Supermarkets 0.4%
Cencosud, 4.375%, 7/17/27 (1)	290	284

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Kroger, 4.60%, 8/15/27	185	185
Kroger, 4.70%, 8/15/26	245	246
		715
Telephones 0.1%
AT&T, 1.70%, 3/25/26	300	286
		286
Transportation 0.6%
GATX, 5.40%, 3/15/27	250	254
Penske Truck Leasing, 2.70%, 11/1/24 (1)	200	199
Penske Truck Leasing, 3.95%, 3/10/25 (1)	550	546
Penske Truck Leasing / PTL Finance, 5.35%, 1/12/27 (1)	60	61
		1,060
Transportation Services 0.2%
HPHT Finance, 2.875%, 11/5/24	400	399
		399
Utilities 1.9%
DTE Energy, 4.95%, 7/1/27	175	177
Edison International, 3.55%, 11/15/24	875	871
Enel Finance International NV, 2.125%, 7/12/28 (1)	1,000	907
Enel Finance International NV, 6.80%, 10/14/25 (1)	400	408
Pacific Gas & Electric, 3.15%, 1/1/26	805	785
Southwestern Electric Power, 2.75%, 10/1/26	300	289
Vistra Operations, 5.125%, 5/13/25 (1)	135	135
		3,572
Wireless Communications 3.6%
American Tower, 1.60%, 4/15/26	975	924
Crown Castle, 1.05%, 7/15/26	395	371
Crown Castle Towers, 3.663%, 5/15/45 (1)	825	814
PT Tower Bersama Infrastructure, 4.25%, 1/21/25	615	613
Rogers Communications, 3.20%, 3/15/27	910	879
Rogers Communications, 3.625%, 12/15/25	400	394
SBA Tower Trust, 1.884%, 7/15/50 (1)	270	258
SBA Tower Trust, 2.836%, 1/15/50 (1)	1,090	1,078
Sprint, 7.625%, 3/1/26	535	550
T-Mobile USA, 4.75%, 2/1/28	975	976
		6,857
Total Corporate Bonds (Cost $104,355)		105,119

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.4%
Foreign Govt & Muni (Excl Canadian) 0.4%
Japan Treasury Discount Bills, 0.096%, 11/5/24 (JPY)	130,150	890
		890
Total Foreign Government Obligations & Municipalities (Cost $899)		890
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 7.8%
Commercial Mortgage-Backed Securities 2.2%
BX Trust, Series 2020-VKNG, Class A, FRN, 1M TSFR + 1.04%, 6.381%, 10/15/37 (1)	585	582
BX Trust, Series 2021-ARIA, Class A, FRN, 1M TSFR + 1.01%, 6.351%, 10/15/36 (1)	665	660
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, FRN, 1M TSFR + 1.37%, 6.704%, 12/15/37 (1)	410	410
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class B, FRN, 1M TSFR + 1.55%, 6.884%, 12/15/37 (1)	650	649
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class C, FRN, 1M TSFR + 1.75%, 7.084%, 12/15/37 (1)	400	399
Commercial Mortgage Trust, Series 2014-CR21, Class A3, 3.528%, 12/10/47	11	11
Commercial Mortgage Trust, Series 2014-UBS6, Class A5, ARM, 3.644%, 12/10/47	400	398
FREMF Mortgage Trust, Series 2015-K51, Class C, 4.086%, 10/25/48 (1)	480	470
ONE Mortgage Trust, Series 2021-PARK, Class A, FRN, 1M TSFR + 0.81%, 6.151%, 3/15/36 (1)	115	112
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, FRN, 1M TSFR + 1.39%, 6.729%, 5/15/39 (1)	445	442
TX Trust, Series 2024-HOU, Class A, FRN, 1M TSFR + 1.59%, 6.928%, 6/15/39 (1)	150	149
		4,282
Whole Loans Backed 5.6%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	38	38
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1)	87	74
Angel Oak Mortgage Trust, Series 2021-5, Class A1, CMO, ARM, 0.951%, 7/25/66 (1)	106	91
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM, 2.881%, 12/25/66 (1)	91	84
Bellemeade Re, Series 2022-1, Class M1A, FRN, SOFR30A + 1.75%, 7.099%, 1/26/32 (1)	12	12
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1)	59	52
COLT Funding, Series 2021-4, Class A1, CMO, ARM, 1.397%, 10/25/66 (1)	71	59
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM, 1.506%, 4/27/65 (1)	88	85
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, CMO, ARM, SOFR30A + 0.85%, 6.199%, 12/25/41	36	36
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, CMO, ARM, SOFR30A + 1.90%, 7.247%, 6/25/43	45	45
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, CMO, ARM, SOFR30A + 1.70%, 7.049%, 7/25/43	176	177
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, CMO, ARM, SOFR30A + 1.10%, 6.449%, 2/25/44	359	360
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, CMO, ARM, SOFR30A + 1.15%, 6.498%, 3/25/44	585	585
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.10%, 6.349%, 7/25/44 (1)	132	132

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Cross Mortgage Trust, Series 2024-H4, Class A1, CMO, ARM, 6.147%, 7/25/69 (1)	231	234
Cross Mortgage Trust, Series 2024-H5, Class A1, CMO, ARM, 5.854%, 8/26/69 (1)	1,275	1,287
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, CMO, ARM, 5.732%, 2/25/68 (1)	148	148
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 8/17/37 (1)	1,000	965
Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M1A, CMO, ARM, SOFR30A + 1.00%, 6.349%, 1/25/42 (1)	119	119
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.649%, 2/25/42 (1)	142	142
Freddie Mac STACR REMIC Trust, Series 2022-DNA5, Class M1A, CMO, ARM, SOFR30A + 2.95%, 8.298%, 6/25/42 (1)	162	166
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class A1, CMO, ARM, SOFR30A + 1.85%, 7.199%, 11/25/43 (1)	110	112
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%, 6.599%, 5/25/44 (1)	297	297
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class A1, CMO, ARM, SOFR30A + 1.25%, 6.599%, 3/25/44 (1)	453	454
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, CMO, ARM, 6.386%, 5/25/69 (1)	332	337
OBX Trust, Series 2022-NQM1, Class A1, CMO, ARM, 2.305%, 11/25/61 (1)	144	128
OBX Trust, Series 2023-NQM10, Class A1, CMO, ARM, 6.465%, 10/25/63 (1)	395	399
OBX Trust, Series 2024-NQM7, Class A1, CMO, ARM, 6.243%, 3/25/64 (1)	472	476
Progress Residential Trust, Series 2021-SFR2, Class B, 1.796%, 4/19/38 (1)	100	95
Progress Residential Trust, Series 2021-SFR3, Class A, 1.637%, 5/17/26 (1)	642	610
Towd Point Mortgage Trust, Series 2017-5, Class A1, CMO, ARM, FRN, 1M TSFR + 0.71%, 5.992%, 2/25/57 (1)	162	166
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 3.692%, 11/25/59 (1)	71	70
Verus Securitization Trust, Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1)	82	73
Verus Securitization Trust, Series 2021-4, Class A1, CMO, ARM, 0.938%, 7/25/66 (1)	90	77
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	64	58
Verus Securitization Trust, Series 2023-3, Class A1, CMO, ARM, 5.93%, 3/25/68 (1)	251	251
Verus Securitization Trust, Series 2023-8, Class A1, CMO, ARM, 6.259%, 12/25/68 (1)	215	217
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	115	115
Verus Securitization Trust, Series 2023-INV3, Class A1, CMO, ARM, 6.876%, 11/25/68 (1)	697	709
Verus Securitization Trust, Series 2024-1, Class A1, CMO, ARM, 5.712%, 1/25/69 (1)	692	694
Verus Securitization Trust, Series 2024-INV1, Class A1, CMO, ARM, 6.116%, 3/25/69 (1)	439	443
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	58	54
		10,726
Total Non-U.S. Government Mortgage-Backed Securities (Cost $15,017)		15,008
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 0.4%
U.S. Treasury Obligations 0.4%
Federal National Mortgage Assn., 6.00%, 7/1/54	788	802
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $791)		802

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 2.1%
U.S. Treasury Obligations 2.1%
U.S. Treasury Bills, 5.13%, 9/19/24 (5)	650	648
U.S. Treasury Bills, 5.188%, 10/17/24	860	855
U.S. Treasury Bills, 5.263%, 9/17/24	1,455	1,452
U.S. Treasury Bills, 5.27%, 9/5/24	425	425
U.S. Treasury Notes, 4.625%, 11/15/26	480	487
U.S. Treasury Notes, 4.875%, 11/30/25	170	171
		4,038
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $4,029)		4,038
SHORT-TERM INVESTMENTS 10.0%
Commercial Paper 10.0%
Bacardi-Martini, 5.829%,9/26/24 (6)	1,700	1,693
Brunswick, 5.934%,9/27/24 (6)	1,900	1,892
Conagra Brands, 5.879%,9/6/24 (6)	1,400	1,398
Crown Castle, 5.806%,9/26/24 (6)	500	498
Energy Transfer, 5.453%,9/3/24 (6)	1,700	1,699
Gotham Funding, 5.313%,9/3/24 (6)	700	700
Harley-Davidson Financial Services, 5.927%,9/9/24 (6)	1,600	1,597
Harley-Davidson Financial Services, 6.042%,9/23/24 (6)	500	498
Intesa Sanpaolo, 6.10%,4/15/25 (6)	525	527
Ovintiv, 6.018%,9/16/24 (6)	400	399
Ovintiv Canada ULC, 6.05%,9/25/24 (6)	1,500	1,494
Quanta Services, 5.654%,9/3/24 (6)	1,300	1,299
Quanta Services, 5.654%,9/4/24 (6)	1,700	1,699
Targa Resources, 5.804%,9/3/24 (6)	600	600
Targa Resources, 6.031%,9/6/24 (6)	600	599
Targa Resources, 5.927%,9/27/24 (6)	600	597
Targa Resources, 5.884%,10/3/24 (6)	700	696
Whirlpool, 5.93%,9/13/24 (6)	1,300	1,297
		19,182
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.34% (7)(8)	1	1
Total Short-Term Investments (Cost $19,186)		19,183

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.34% (7)(8)	348	348
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		348
Total Securities Lending Collateral (Cost $348)		348

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amount in 000s, except for contracts)
Options Purchased 0.0%
Exchange-Traded Options Purchased 0.0%

Description	Contracts	Notional Amount	$ Value
U.S. Treasury two year futures contracts, Put, 9/20/24 @ $102.63 (9)	162	33,623	3
U.S. Treasury two year futures contracts, Put, 9/20/24 @ $102.75 (9)	162	33,623	2
Total Options Purchased (Cost $23)			5

Total Investments in Securities 99.8% of Net Assets (Cost $190,846)	$191,913
Other Assets Less Liabilities 0.2%	319
Net Assets 100.0%	$192,232

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $86,497 and represents 45.0% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	Level 3 in fair value hierarchy.
(4)	All or a portion of this security is on loan at August 31, 2024.
(5)	At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $19,182 and represents 10.0% of net assets.
(7)	Seven-day yield
(8)	Affiliated Companies
(9)	Non-income producing.

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/24	275	1	—	1
Total Centrally Cleared Credit Default Swaps, Protection Sold				1
Net payments (receipts) of variation margin to date				$(1)
Variation margin receivable (payable) on centrally cleared swaps				$—

*	Credit ratings as of August 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street Bank London	11/5/24	USD	908	JPY	130,150	$10
Net unrealized gain (loss) on open forward currency exchange contracts						$10

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 29 Three Month SOFR Futures contracts	09/24	(6,889)	$28
Long, 13 Three Month SOFR Futures contracts	12/24	3,084	6
Long, 2 U.S. Treasury Notes ten year contracts	12/24	228	(1)
Short, 2 Ultra U.S. Treasury Notes ten year contracts	12/24	(237)	2
Short, 54 U.S. Treasury Notes five year contracts	12/24	(5,924)	17
Short, 112 U.S. Treasury Notes two year contracts	12/24	(23,266)	21
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$73

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 5/31/24	Purchase Cost	Sales Cost	Value 8/31/24
T. Rowe Price Government Reserve Fund	$48	¤	¤	$349
	Total			$349^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $349.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Ultra Short-Term Bond ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$67,258	$—	$67,258
Corporate Bonds	—	104,923	196	105,119
Options Purchased	5	—	—	5
Short-Term Investments	1	19,182	—	19,183
Securities Lending Collateral	348	—	—	348
Total Securities	354	191,363	196	191,913
Swaps*	—	1	—	1
Forward Currency Exchange Contracts	—	10	—	10
Futures Contracts*	74	—	—	74
Total	$428	$191,374	$196	$191,998
Liabilities
Futures Contracts*	$1	$—	$—	$1

[1]	Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF990-054Q1
08/24